Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net defined benefit
Past service cost and gains on curtailments	€ 131
Interest expense /(income)	9	€ 15	€ 37
Total	31	234	214
Defined benefit plans and post-employment benefits plans
Net defined benefit
Current service cost	153	163	180
Past service cost and gains on curtailments	(140)	52	(3)
Interest expense /(income)	9	15	37
Settlements	9
Other		4
United States Pension benefits
Net defined benefit
Total	33	52	55
United States Post-employment benefits
Net defined benefit
Total		64	83
Total return	(99)
Other pensions
Net defined benefit
Total	€ 97	€ 118	€ 76